UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    09/30/2009

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                       10/14/2009
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   48

Form 13F Information Table Value Total:   $174,703


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE


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                                                 Lawson Kroeker Investment Management, Inc.
                                                                FORM 13F
                                                            September 30, 2009


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Level 3 Communications Inc Con CNV              52729NAS9     4492  4515000 PRN      SOLE                  2270000           2245000
Freeport McMoran C&G CV $6.75  CVP              35671D782     5406    52485 SH       SOLE                    40035             12450
Abbott Labs                    COM              002824100      573    11575 SH       SOLE                    10595               980
Anadarko Petroleum Corp        COM              032511107     2835    45189 SH       SOLE                    44709               480
Avery Dennison Corp            COM              053611109     2084    57876 SH       SOLE                    31576             26300
BP PLC Spons ADR               COM              055622104      515     9683 SH       SOLE                     9683
Berkshire Hathaway Inc         COM              084670108     3636       36 SH       SOLE                       24                12
Berkshire Hathaway Inc Cl B    COM              084670207     4140     1246 SH       SOLE                     1174                72
Boeing Co                      COM              097023105     5749   106170 SH       SOLE                    85470             20700
Canadian National Railway Co   COM              136375102      962    19630 SH       SOLE                    19355               275
Cato Corp                      COM              149205106     4985   245674 SH       SOLE                   167900             77774
Cemex S.A.B. de C.V.           COM              151290889     5896   456374 SH       SOLE                   367183             89191
Chevron Corp                   COM              166764100     6169    87587 SH       SOLE                    64988             22599
Chicago Bridge & Iron          COM              167250109     9034   483612 SH       SOLE                   371087            112525
Colgate Palmolive Co           COM              194162103      645     8450 SH       SOLE                     7325              1125
ConocoPhillips                 COM              20825c104     3975    88025 SH       SOLE                    73850             14175
Disney Co., Walt               COM              254687106     4654   169479 SH       SOLE                   139379             30100
Dominion Resources Inc         COM              25746U109     1087    31517 SH       SOLE                    30497              1020
Enerplus Resources Fund        COM              29274D604      305    13330 SH       SOLE                    13330
Exxon Mobil Corp               COM              30231G102      206     3000 SH       SOLE                     3000
Forest Oil Co                  COM              346091705     3766   192443 SH       SOLE                   146371             46072
Gencorp Inc                    COM              368682100     3312   617985 SH       SOLE                   471985            146000
Investor's Real Estate Trust   COM              461730103     4060   449078 SH       SOLE                   365148             83930
Johnson & Johnson              COM              478160104      351     5765 SH       SOLE                     5765
Kansas City Southern Industrie COM              485170302     4909   185320 SH       SOLE                   130995             54325
L-3 Communications Hldgs, Inc  COM              502424104     1087    13535 SH       SOLE                    13145               390
Laboratory Corp of America     COM              50540R409     4817    73320 SH       SOLE                    56435             16885
Leucadia National Corp         COM              527288104     6861   277550 SH       SOLE                   222000             55550
Level 3 Communications         COM              52729N100      122    87472 SH       SOLE                    86392              1080
Lincoln Electric Holdings Inc  COM              533900106     6648   140115 SH       SOLE                   107355             32760
Nexen Inc                      COM              65334H102     6845   303265 SH       SOLE                   225270             77995
OtterTail Corporation          COM              689648103      243    10150 SH       SOLE                    10150
Patriot Coal Corp              COM              70336T104     3540   301014 SH       SOLE                   214374             86640
Peabody Energy Corp            COM              704549104     8470   227557 SH       SOLE                   178060             49497
Pfizer Inc                     COM              717081103     6934   418981 SH       SOLE                   331861             87120
Plum Creek Timber              COM              729251108     5247   171260 SH       SOLE                   127085             44175
Procter and Gamble Co          COM              742718109      270     4665 SH       SOLE                     4665
SPDR Gold Tr                   COM              78463V107     7570    76580 SH       SOLE                    60615             15965
St. Joe Company                COM              790148100     3991   137065 SH       SOLE                    96240             40825
Target Corp                    COM              87612E106      201     4300 SH       SOLE                     4300
Texas Pacific Land Trust       COM              882610108     4517   143390 SH       SOLE                   109115             34275
US Bancorp                     COM              902973304      814    37236 SH       SOLE                    37236
Vulcan Materials               COM              929160109     5962   110260 SH       SOLE                    82910             27350
Wells Fargo Co                 COM              949746101     6179   219286 SH       SOLE                   173336             45950
Winnebago Industries           COM              974637100     2062   140149 SH       SOLE                   103350             36799
Wyeth                          COM              983024100      503    10350 SH       SOLE                    10150               200
ProShares UltraShort S&P500                     74347R883     5953   147385 SH       SOLE                   119460             27925
Berkshire Hathaway Inc                          084670108     2121       21 SH       SOLE                        5                21
                       Total                               174,703
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